Trade payables and lease liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Jun. 30, 2024
Current liabilities
Trade and other payables	$ 172,272	$ 32,119
Current lease liabilities	363	214
Non-current liabilities [abstract]
Non-current lease liabilities	$ 1,232	$ 1,441